Note 3 - Loans and Allowance for Loan Losses (Details) - Recorded Investment in Impaired Loans (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Real estate - residential mortgage:
Loans with a specific allowance specific allowance	$ 1,601,000	$ 1,367,000
Real estate - residential mortgage:
Recorded balance	16,171,000	17,277,000
Unpaid principal balance	17,849,000	18,574,000
Specific allowance	1,601,000	1,367,000
Average investment in impaired loans	17,244,000	25,899,000	27,171,000
Interest income recognized	46,000	113,000	199,000
One to Four Family Units [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	620,000	2,245,000
Loans without a specific allowance unpaid principal balance	620,000	2,271,000
Loans without a specific allowance average investment in impaired loans	1,908,000	1,961,000
Loans without a specific allowance interest income recognized	5,000	20,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	267,000	115,000
Loans with a specific allowance unpaid principal balance	267,000	130,000
Loans with a specific allowance specific allowance	8,000	90,000
Loans with a specific allowance average investment in impaired loans	286,000	315,000
Real estate - residential mortgage:
Recorded balance	887,000	2,360,000
Unpaid principal balance	887,000	2,401,000
Specific allowance	8,000	90,000
Average investment in impaired loans	2,194,000	2,276,000
Interest income recognized	5,000	20,000
Multi-Family Units [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	0	0
Loans without a specific allowance unpaid principal balance	0	0
Loans without a specific allowance average investment in impaired loans	0
Loans without a specific allowance interest income recognized	0	0
Real estate - residential mortgage:
Loans with a specific allowance recorded balance		0
Loans with a specific allowance unpaid principal balance		0
Loans with a specific allowance specific allowance	0	0
Loans with a specific allowance average investment in impaired loans		0
Loans with a specific allowance interest income recognized		0
Real estate - residential mortgage:
Recorded balance	0	0
Unpaid principal balance	0	0
Specific allowance	0	0
Average investment in impaired loans	0
Interest income recognized	0	0
Real Estate Construction [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	96,000	5,015,000
Loans without a specific allowance unpaid principal balance	940,000	5,575,000
Loans without a specific allowance average investment in impaired loans	3,086,000	3,528,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	4,433,000	1,260,000
Loans with a specific allowance unpaid principal balance	4,433,000	1,260,000
Loans with a specific allowance specific allowance	890,000	608,000
Loans with a specific allowance average investment in impaired loans	2,606,000	3,316,000
Real estate - residential mortgage:
Recorded balance	4,529,000	6,275,000
Unpaid principal balance	5,373,000	6,835,000
Specific allowance	890,000	608,000
Average investment in impaired loans	5,692,000	6,844,000
Real Estate Commercial [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	3,663,000	2,430,000
Loans without a specific allowance unpaid principal balance	3,663,000	2,755,000
Loans without a specific allowance average investment in impaired loans	4,310,000	4,054,000
Loans without a specific allowance interest income recognized	40,000	65,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance		3,243,000
Loans with a specific allowance unpaid principal balance		3,243,000
Loans with a specific allowance specific allowance		180,000
Loans with a specific allowance average investment in impaired loans	561,000	6,913,000
Real estate - residential mortgage:
Recorded balance	3,663,000	5,673,000
Unpaid principal balance	3,663,000	5,998,000
Specific allowance		180,000
Average investment in impaired loans	4,871,000	10,967,000
Interest income recognized	40,000	65,000
Commercial Loans [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	2,327,000	318,000
Loans without a specific allowance unpaid principal balance	2,462,000	689,000
Loans without a specific allowance average investment in impaired loans	1,030,000	1,831,000
Loans without a specific allowance interest income recognized	1,000	17,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	4,449,000	2,237,000
Loans with a specific allowance unpaid principal balance	5,148,000	2,237,000
Loans with a specific allowance specific allowance	601,000	441,000
Loans with a specific allowance average investment in impaired loans	3,047,000	3,408,000
Real estate - residential mortgage:
Recorded balance	6,776,000	2,555,000
Unpaid principal balance	7,610,000	2,926,000
Specific allowance	601,000	441,000
Average investment in impaired loans	4,077,000	5,239,000
Interest income recognized	1,000	17,000
Consumer and Other Loans [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance		103,000
Loans without a specific allowance unpaid principal balance		103,000
Loans without a specific allowance average investment in impaired loans	91,000	266,000
Loans without a specific allowance interest income recognized		11,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	316,000	311,000
Loans with a specific allowance unpaid principal balance	316,000	311,000
Loans with a specific allowance specific allowance	102,000	48,000
Loans with a specific allowance average investment in impaired loans	319,000	307,000
Real estate - residential mortgage:
Recorded balance	316,000	414,000
Unpaid principal balance	316,000	414,000
Specific allowance	102,000	48,000
Average investment in impaired loans	410,000	573,000
Interest income recognized		$ 11,000